Cover	Feb. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-52898
Entity Registrant Name	SUNSHINE BIOPHARMA, INC.
Entity Central Index Key	0001402328
Entity Tax Identification Number	20-5566275
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	6500 Trans-Canada Highway
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Pointe-Claire
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H9R0A5
City Area Code	(514)
Local Phone Number	426-6161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false